Long-Term Debt and Loans Payable to Related Parties (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
SayMedia, Inc [Member]
Schedule of Long-term Debt and Loans Payable

Long-term debt and loans payable to related parties consisted of the following as of September 30, 2018 and December 31, 2017:

	2018	2017
Bank note	$-	$1,101,602
Vendor note	131,378	431,378
Loans payable to related parties	7,037,868	6,460,000
Factoring note	902,270	-
Interest and fees accrued as debt	35,859	184,816
Less: unamortized issuance costs and discount	(11,667)	(16,950)
Debt, total	8,095,708	8,160,846
Less: current portion	(8,095,708)	(1,950,846)
Debt, non-current portion	$-	$6,210,000

Total debt as of December 31, 2017 and 2016, consisted of the following:

	2017	2016

Opus Bank	$-	$25,238,149
Silicon Valley Bank	1,101,602	-
Vendor note	431,378	798,044
Related parties	6,460,000	1,500,000
Interest accrued as debt	184,816	1,612,986
Less: unamortized issuance costs and discount	(16,950)	(423,679)

Debt, total	$8,160,846	$28,725,500

Less: current portion	(6,210,000)	(27,075,500)

Debt, non-current portion	$1,950,846	$1,650,000